Business Acquisition (Details Textual)			1 Months Ended
	Jan. 06, 2020 INR (₨)	Jan. 06, 2020 USD ($)	Sep. 26, 2019	May 24, 2019 USD ($)	May 24, 2019 CNY (¥)	Aug. 20, 2018 USD ($)	Aug. 20, 2018 SGD ($)	Sep. 27, 2017 USD ($)	Sep. 27, 2017 CNY (¥)
Acquisition of Ridik Pte [Member]
Business Acquisition (Textual)
Equity Interest		100.00%
Acquisition of final purchase price		$ 5,520
Business combination assets and liabilities, description			Qiner acquired an 80% equity interest in Ridik Pte. Ltd. ("Ridik Pte.") located in Singapore from third-party selling shareholders with the final purchase price of $2,462,580 (3,402,304 Singapore dollars), in the form of cash of $2,026,043 (2,799,180 Singapore dollars) and the Company's common shares valued at $436,537 (603,123 Singapore dollars), respectively. Ridik Sdn. Bhd. ("Ridik Sdn."), Ridik Software Solutions Pte. Ltd. ("Ridik Software Pte.") and Ridik Software Solutions Ltd. ("Ridik Software") are all subsidiaries of Ridik Pte.
Fair value of net liabilities acquired		3,839
Goodwill was recognized		$ 9,359
Indian Rupees [Member] | Acquisition of Ridik Pte [Member]
Business Acquisition (Textual)
Acquisition of final purchase price | ₨	₨ 396,700
Fair value of net liabilities acquired | ₨	275,800
Goodwill was recognized | ₨	₨ 672,500
CLPS Beijing incorporated Huanyu [Member]
Business Acquisition (Textual)
Equity Interest				70.00%	70.00%			30.00%
Interest				$ 70,000				$ 150,000
Acquisition date of fair value								152,312
Loss recognized in subsidies								$ 19,682
Fair value equity interest								30.00%	30.00%
CLPS Beijing incorporated Huanyu [Member] | RMB [Member]
Business Acquisition (Textual)
Interest | ¥					¥ 462,000				¥ 1,000,000
CLPS SG [Member]
Business Acquisition (Textual)
Equity Interest						80.00%	80.00%
Interest						$ 400,000
Intangible assets estimated useful life						3 years	3 years
CLPS SG [Member] | SGD [Member]
Business Acquisition (Textual)
Interest							$ 576,000